Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Year	Summary Compensation Table Total for First PEO¹ ($)	Compensation Actually Paid to First PEO¹˒²˒³ ($)	Summary Compensation Table Total for Second PEO¹ ($)	Compensation Actually Paid to Second PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs1 ($)	Average Compensation Actually Paid to Non-PEO NEOs1,2,3 ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Total Revenue⁵ ($ Millions)
							TSR ($)	Peer Group TSR ($)
2025	10,325,361	(16,455,484)	25,615,909	26,591,455	2,362,097	(1,414,677)	57.27	183.21	7.2	748.4
2024	8,403,506	36,014,118	—	—	2,139,021	9,540,330	153.01	164.53	(52.7)	666.8
2023	7,531,591	20,194,525	—	—	1,800,274	5,249,186	77.27	139.46	(13.1)	572.4
2022	7,002,168	6,690,549	—	—	1,439,261	947,639	41.63	87.67	(12.3)	491.6
2021	6,870,858	(14,932,287)	—	—	942,943	(3,745,456)	45.53	130.86	(1.5)	425.5

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and non-PEO named executive officers (“Non-PEO NEO”) and Company performance for the fiscal years listed below. The Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

1. David DeStefano (First PEO) served as our PEO through November 10, 2025. Christopher Young (Second PEO) has served as our PEO since his appointment on November 10, 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022- 2025
John Schwab	John Schwab
Lisa Butler	Bryan Rowland

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the 2025 Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the 2025 Summary Compensation Table.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards and Option Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2025	10,325,361	(9,118,196)	(17,662,649)	(16,455,484)

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	25,615,909	(24,999,992)	25,975,538	26,591,455

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,362,097	(1,713,406)	(2,063,368)	(1,414,677)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2025	3,515,858	(17,377,829)	—	(3,800,678)	—	—	(17,662,649)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	753,009	(3,098,132)	—	281,755	—	—	(2,063,368)

4.The Peer Group TSR set forth in this table utilizes the Nasdaq U.S. Benchmark Software TR Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq U.S. Benchmark Software TR Index respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.We determined Total Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025.

Company Selected Measure Name			Total Revenue
Named Executive Officers, Footnote

1. David DeStefano (First PEO) served as our PEO through November 10, 2025. Christopher Young (Second PEO) has served as our PEO since his appointment on November 10, 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022- 2025
John Schwab	John Schwab
Lisa Butler	Bryan Rowland

Peer Group Issuers, Footnote
4.The Peer Group TSR set forth in this table utilizes the Nasdaq U.S. Benchmark Software TR Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq U.S. Benchmark Software TR Index respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the 2025 Summary Compensation Table.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards and Option Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2025	10,325,361	(9,118,196)	(17,662,649)	(16,455,484)

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	25,615,909	(24,999,992)	25,975,538	26,591,455

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2025	3,515,858	(17,377,829)	—	(3,800,678)	—	—	(17,662,649)

Non-PEO NEO Average Total Compensation Amount			$ 2,362,097	$ 2,139,021	$ 1,800,274	$ 1,439,261	$ 942,943
Non-PEO NEO Average Compensation Actually Paid Amount			$ (1,414,677)	9,540,330	5,249,186	947,639	(3,745,456)
Adjustment to Non-PEO NEO Compensation Footnote

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the 2025 Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,362,097	(1,713,406)	(2,063,368)	(1,414,677)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	753,009	(3,098,132)	—	281,755	—	—	(2,063,368)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Total Revenue

Pre-Tax Net Income

Adjusted Cash from Operations

Total Shareholder Return Amount			$ 57.27	153.01	77.27	41.63	45.53
Peer Group Total Shareholder Return Amount			183.21	164.53	139.46	87.67	130.86
Net Income (Loss)			$ 7,200,000	$ (52,700,000)	$ (13,100,000)	$ (12,300,000)	$ (1,500,000)
Company Selected Measure Amount			748,400,000	666,800,000	572,400,000	491,600,000	425,500,000
PEO Name	Christopher Young	David DeStefano
Measure:: 1
Pay vs Performance Disclosure
Name			Total Revenue
Non-GAAP Measure Description			We determined Total Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025.
Measure:: 2
Pay vs Performance Disclosure
Name			Pre-Tax Net Income
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Cash from Operations
David DeStefano
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,325,361	$ 8,403,506	$ 7,531,591	$ 7,002,168	$ 6,870,858
PEO Actually Paid Compensation Amount			(16,455,484)	$ 36,014,118	$ 20,194,525	$ 6,690,549	$ (14,932,287)
Christopher Young
Pay vs Performance Disclosure
PEO Total Compensation Amount			25,615,909
PEO Actually Paid Compensation Amount			26,591,455
PEO | David DeStefano | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,118,196)
PEO | David DeStefano | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,662,649)
PEO | David DeStefano | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,515,858
PEO | David DeStefano | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,377,829)
PEO | David DeStefano | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,800,678)
PEO | Christopher Young | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(24,999,992)
PEO | Christopher Young | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,975,538
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,713,406)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,063,368)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			753,009
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,098,132)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 281,755